Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of rent expense
	Year Ended December 31,
	2021	2020
Research and development.	$966	$1,381
Selling, general, and administrative	252	551
Cost of goods sold	24	—
Total	$1,242	$1,932

Schedule of future minimum lease payments
2022	$1,869
2023	1,674
2024	1,303
2025	1,177
2026	1,201
Thereafter	1,686
Total	$8,910